Description of Business and Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022
Description of Business and Summary of Significant Accounting Policies
Accounts receivable, net	$ 5,380	$ 5,741	$ 3,561
Total allowance for doubtful accounts against account receivables	$ 1,517	1,538
Business combinations, maximum measurement period	1 year
Minimum operating lease term	12 months
Advance billings for brokerage services	$ 357	161
Payment of expected dividend	0
Advertising costs	2,896	274
Operating lease right-of-use assets	7,881	8,983	6,560
Operating lease liabilities, current	5,367	3,536	5,221
Operating lease liabilities, noncurrent	$ 5,159	$ 8,824	$ 4,102
Accounts Receivable | Customer Concentration Risk
Description of Business and Summary of Significant Accounting Policies
Concentration Risk Threshold Percentage	10.00%	10.00%
Revenue | Customer Concentration Risk
Description of Business and Summary of Significant Accounting Policies
Concentration Risk Threshold Percentage	10.00%	10.00%
Other assets, Noncurrent
Description of Business and Summary of Significant Accounting Policies
Deferred offering costs	$ 5,923
Software
Description of Business and Summary of Significant Accounting Policies
Estimated useful lives of property and equipment	3 years